Goodwill	12 Months Ended
Dec. 31, 2020
Goodwill
21 Goodwill
2020	Swiss Universal Bank	International Wealth Management	Asia Pacific	Investment Bank	Credit Suisse Group	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	607	1,494	995	5,446	8,554
Goodwill acquired during the year	0	9	98	24	131
Foreign currency translation impact	(29)	(112)	(62)	(113)	(316)
Other	(3)	(39)	(10)	0	(52)
Balance at end of period	575	1,352	1,021	5,357	8,317
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	3,879	3,891
Balance at end of period	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	575	1,352	1,021	1,478	4,426
2019
Gross amount of goodwill (CHF million)
Balance at beginning of period	615	1,544	1,018	5,468	8,657
Foreign currency translation impact	(5)	(22)	(13)	(22)	(62)
Other	(3)	(28)	(10)	0	(41)
Balance at end of period	607	1,494	995	5,446	8,554
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	3,879	3,891
Balance at end of period	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	607	1,494	995	1,567	4,663
1
Gross amount of goodwill and accumulated impairment include CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

In accordance with US GAAP, the Group continually assesses whether or not there has been a triggering event requiring a review of goodwill.
The Group determined in the first quarter of 2020 that a goodwill triggering event occurred for its former Investment Banking & Capital Markets reporting unit. Based on its goodwill impairment analysis performed, the Group concluded that the estimated fair value for all of the reporting units with goodwill exceeded their related carrying values and no impairments were necessary as of March 31, 2020.
The Group also determined in the second quarter of 2020 that a goodwill triggering event occurred for its former Asia Pacific – Markets, Global Markets and Investment Banking & Capital Markets reporting units. Goodwill has to be tested for impairment before and immediately after a reorganization of reporting units. Based on this goodwill impairment analysis, the Group concluded that there would be no impairment necessary for its Global Markets, Investment Banking & Capital Markets and Asia Pacific – Markets reporting units under the prior reporting structure as the estimated fair value of these reporting units exceeded their related carrying values by 11%, 13% and 6%, respectively. The goodwill allocated to these reporting units became more sensitive to an impairment due to the higher implied costs of equity due to the greater economic uncertainty resulting from the COVID-19 pandemic. The Group concluded that no impairment was necessary for its new reporting unit named Investment Bank as the estimated fair value substantially exceeded its related carrying value.
The approach for determining the carrying value and estimating the fair values of the reporting units was applied consistently for both the prior reporting structure and the new reporting structure.
The carrying value of each reporting unit for the purpose of the goodwill impairment test is determined by considering the reporting units’ risk-weighted assets usage, leverage ratio exposure, deferred tax assets, goodwill, intangible assets and other common equity tier 1 (CET1) capital relevant adjustments. Any residual equity, after considering the total of these elements, is allocated to the reporting units on a pro-rata basis.
In estimating the fair value of its reporting units, the Group applied a combination of the market approach and the income approach. Under the market approach, consideration was given to price to projected earnings multiples or price to book value multiples for similarly traded companies and prices paid in recent transactions that have occurred in its industry or in related industries. Under the income approach, a discount rate was applied that reflects the risk and uncertainty related to the reporting unit’s projected cash flows, which were determined from the Group’s financial plan.
In determining the estimated fair value, the Group relied upon its latest five-year financial plan which included significant management assumptions and estimates based on its view of current and future economic conditions and regulatory changes.
The Group engaged the services of an independent valuation specialist to assist in the valuation of the International Wealth Management – Asset Management, Asia Pacific and the Investment Bank reporting units as of December 31, 2020. The valuations were performed using a combination of the market approach and income approach.
The results of the impairment evaluation of each reporting unit’s goodwill would be significantly impacted by adverse changes in the underlying parameters used in the valuation process. If actual outcomes or the future outlook adversely differ from management’s best estimates of the key economic assumptions and associated cash flows applied in the valuation of the reporting unit, the Group could potentially incur material impairment charges in the future.
As a result of acquisitions, the Group has recorded goodwill as an asset in its consolidated balance sheets, the most significant component of which arose from the acquisition of Donaldson, Lufkin & Jenrette Inc. in 2000.

Bank
Goodwill
20 Goodwill
2020	Swiss Universal Bank	International Wealth Management	Asia Pacific	Investment Bank	Bank	[1]
Gross amount of goodwill (CHF million)
Balance at beginning of period	589	1,481	986	4,783	7,851
Goodwill acquired during the year	0	9	98	24	131
Foreign currency translation impact	(30)	(113)	(68)	(73)	(284)
Other	(2)	(39)	(11)	0	(52)
Balance at end of period	557	1,338	1,005	4,734	7,646
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	3,879	3,891
Balance at end of period	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	557	1,338	1,005	855	3,755
2019
Gross amount of goodwill (CHF million)
Balance at beginning of period	597	1,531	1,009	4,798	7,947
Foreign currency translation impact	(5)	(22)	(13)	(15)	(55)
Other	(3)	(28)	(10)	0	(41)
Balance at end of period	589	1,481	986	4,783	7,851
Accumulated impairment (CHF million)
Balance at beginning of period	0	0	0	3,879	3,891
Balance at end of period	0	0	0	3,879	3,891
Net book value (CHF million)
Net book value	589	1,481	986	904	3,960
1
Gross amount of goodwill and accumulated impairment include goodwill of CHF 12 million related to legacy business transferred to the former Strategic Resolution Unit in 4Q15 and fully written off at the time of transfer, in addition to the divisions disclosed.

> Refer to “Note 21 – Goodwill” in VI – Consolidated financial statements – Credit Suisse Group for further information.